Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,307.00
Previously Paid Amount	0.00
Total Fee Amount	29.73
Total Offset Amount	0.00
Net Fee	$ 29.73